CONVERTIBLE REDEEMABLE PREFERRED SHARES - Outstanding Convertible Redeemable Preferred Shares (Details)			1 Months Ended		6 Months Ended				12 Months Ended
	Sep. 04, 2020 shares	Dec. 10, 2012 shares	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares
Outstanding Convertible Redeemable Preferred
Balance at the beginning					$ 215,844,081	¥ 1,370,221,392	$ 181,055,603	¥ 1,285,458,571	$ 181,055,603	¥ 1,285,458,571	$ 69,403,171	¥ 440,585,213
Conversion of convertible notes											20,702,802	131,425,527
Call option under convertible notes											20,702,765	131,425,290
New insurance											94,197,995	597,987,709
Accretion to redemption value					10,152,855	72,083,238	9,157,124	65,013,751	20,582,579	130,662,326	2,616,536	16,610,297
Foreign currency translation adjustment					23,417,151	166,257,097	(2,427,072)	(17,231,727)	(7,230,318)	(45,899,505)	(5,131,449)	(32,575,465)
Balance at the end					$ 226,564,371	1,608,561,727	$ 187,785,655	897,869,523	$ 215,844,081	1,370,221,392	$ 181,055,603	1,285,458,571
Series A redeemable convertible preferred shares
Outstanding Convertible Redeemable Preferred
Balance at the beginning						¥ 389,563,659		¥ 344,661,893		¥ 344,661,893		¥ 440,585,213
Balance at the beginning (in shares) | shares					15,534,276	15,534,276	15,534,276	15,534,276	15,534,276	15,534,276	21,548,589	21,548,589
Number of shares issued during period | shares		21,548,589			0	0
Shares transferred												¥ (68,232,451)
Number of shares transferred | shares	6,014,313	6,014,313									(6,014,313)	(6,014,313)
Accretion to redemption value						¥ 33,793,180		¥ 28,042,858		¥ 57,598,340		¥ 1,758,690
Foreign currency translation adjustment						48,011,366		(4,690,126)		(12,696,574)		(29,449,559)
Balance at the end						¥ 471,368,205		¥ 368,014,625		¥ 389,563,659		¥ 344,661,893
Balance at the end (in shares) | shares					15,534,276	15,534,276	15,534,276	15,534,276	15,534,276	15,534,276	15,534,276	15,534,276
Series A-1 redeemable convertible preferred shares
Outstanding Convertible Redeemable Preferred
Balance at the beginning						¥ 68,510,809		¥ 65,665,315		¥ 65,665,315
Balance at the beginning (in shares) | shares					6,014,313	6,014,313	6,014,313	6,014,313	6,014,313	6,014,313
Shares transferred												¥ 68,232,451
Number of shares transferred | shares											6,014,313	6,014,313
Accretion to redemption value						¥ 2,854,770		¥ 2,566,412		¥ 5,164,090
Foreign currency translation adjustment						8,270,941		(875,280)		(2,318,596)		¥ (2,567,136)
Balance at the end						¥ 79,636,520		¥ 67,356,447		¥ 68,510,809		¥ 65,665,315
Balance at the end (in shares) | shares					6,014,313	6,014,313	6,014,313	6,014,313	6,014,313	6,014,313	6,014,313	6,014,313
Series B redeemable convertible preferred shares
Outstanding Convertible Redeemable Preferred
Balance at the beginning					$ 143,685,915	¥ 912,146,924		¥ 875,131,363		¥ 875,131,363
Balance at the beginning (in shares) | shares					65,414,858	65,414,858	65,414,858	65,414,858	65,414,858	65,414,858
Conversion of convertible notes												¥ 131,425,527
Conversion of convertible notes (in shares) | shares											18,393,610	18,393,610
Call option under convertible notes												¥ 131,425,290
Shares subscribed for call option under convertible notes | shares				9,660,324							9,660,324	9,660,324
New insurance												¥ 597,987,709
Number of shares issued during period | shares			1,231,679	36,129,245	0	0					37,360,924	37,360,924
Accretion to redemption value						¥ 35,435,288		¥ 34,404,481		¥ 67,899,896		¥ 14,851,607
Foreign currency translation adjustment						109,974,790		(11,666,321)		(30,884,335)		(558,770)
Balance at the end					$ 148,955,886	¥ 1,057,557,002		¥ 897,869,523	$ 143,685,915	¥ 912,146,924		¥ 875,131,363
Balance at the end (in shares) | shares					65,414,858	65,414,858	65,414,858	65,414,858	65,414,858	65,414,858	65,414,858	65,414,858